Income taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income taxes

Note 12. Income taxes

Federal income tax expense differs from the statutory federal rates of 21% for the years ended December 31, 2023 and December 31, 2022 due to the following:

Rate Reconciliation	December 31, 2023		December 31, 2022

Provision/(Benefit) at statutory rate	$851,925	21.00%	$(2,770,944)	21.00%
State tax Provision/(Benefit) net of federal benefit	(206,832)	5.10%	(309,886)	2.35%
Permanent book/tax differences	(237,419)	5.85%	10,621	(0.048)%
Change in valuation allowance	74,848	(1.85)%	2,751,592	(20.85)%
Other	1,221,327	(30.11)%	318,617	(2.42)%
Income Tax Provision/(Benefit)	-	-	-	-

The components of the net deferred tax asset at December 31, 2023 and 2022, are as follows:

	December 31, 2023	December 31, 2022
Deferred Tax Assets
Business interest limitation	$-	$627,930
Allowance for bad debt	5,797	-
Fixed assets	136,208	140,494
Stock based compensation	-	1,017,629
Net operating loss carryovers	3,626,165	2,089,409
Non-capital Losses	511,340	365,053
Other	83,687	46,385
Net Deferred Tax Asset/(Liability)	4,363,197	4,286,900
Valuation Allowance	(4,363,197)	(4,286,900)
Net Deferred Tax Asset/(Liability)	$-	$-

Tax periods for all fiscal years after 2019 remain open to examination by the federal and state taxing jurisdictions to which the Company is subject. As of December 31, 2023, the Company has cumulative net federal and state operating losses of $14,896,960 and $11,456,916, respectively.

ASC 740, “Income Taxes” requires that a valuation allowance be established when it is “more likely than not” that all, or a portion of, deferred tax assets will not be recognized. A review of all available positive and negative evidence needs to be considered, including the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies. After consideration of all the information available, management believes that uncertainty exists with respect to future realization of its deferred tax assets and has, therefore, established a full valuation allowance as of December 31, 2023.

As of December 31, 2023, and 2022, the Company has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s financial statements. The Company’s policy is to classify assessments, if any, for tax related interest as income tax expenses. No interest or penalties were recorded during the years ended December 31, 2023, and 2022.